property, plant and equipment (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
property, plant and equipment
Property, plant and equipment at beginning of period			$ 17,337
Depreciation	$ 601	$ 608	1,193	$ 1,298
Property, plant and equipment at end of period	17,555		17,555
Contractual commitments for the acquisition of property, plant and equipment	228		228		$ 267
Owned assets
property, plant and equipment
Property, plant and equipment at beginning of period			14,562
Property, plant and equipment at end of period	14,446		14,446
Owned assets | Network assets
property, plant and equipment
Property, plant and equipment at beginning of period			11,865
Property, plant and equipment at end of period	11,525		11,525
Owned assets | Buildings and leasehold improvements
property, plant and equipment
Property, plant and equipment at beginning of period			1,515
Property, plant and equipment at end of period	1,486		1,486
Owned assets | Computer hardware and other
property, plant and equipment
Property, plant and equipment at beginning of period			543
Property, plant and equipment at end of period	525		525
Owned assets | Land
property, plant and equipment
Property, plant and equipment at beginning of period			88
Property, plant and equipment at end of period	88		88
Owned assets | Investment property
property, plant and equipment
Property, plant and equipment at beginning of period			46
Property, plant and equipment at end of period	45		45
Owned assets | Assets under construction
property, plant and equipment
Property, plant and equipment at beginning of period			505
Property, plant and equipment at end of period	777		777
Right-of-use lease assets
property, plant and equipment
Property, plant and equipment at beginning of period			2,775
Property, plant and equipment at end of period	3,109		3,109
Impairment of real estate right-of-use lease assets			2
Right-of-use lease assets | Network assets
property, plant and equipment
Property, plant and equipment at beginning of period			1,486
Property, plant and equipment at end of period	1,752		1,752
Right-of-use lease assets | Real estate
property, plant and equipment
Property, plant and equipment at beginning of period			1,220
Property, plant and equipment at end of period	1,288		1,288
Right-of-use lease assets | Other
property, plant and equipment
Property, plant and equipment at beginning of period			69
Property, plant and equipment at end of period	69		69
AT COST
property, plant and equipment
Property, plant and equipment at beginning of period			48,280
Additions			1,397
Additions arising from business acquisitions			29
Dispositions, retirements and other			(522)
Net foreign exchange differences			(33)
Property, plant and equipment at end of period	49,151		49,151
AT COST | Owned assets
property, plant and equipment
Property, plant and equipment at beginning of period			43,876
Additions			833
Additions arising from business acquisitions			9
Dispositions, retirements and other			(464)
Net foreign exchange differences			(19)
Property, plant and equipment at end of period	44,235		44,235
AT COST | Owned assets | Network assets
property, plant and equipment
Property, plant and equipment at beginning of period			37,384
Additions			368
Assets under construction put into service			68
Dispositions, retirements and other			(411)
Net foreign exchange differences			(3)
Property, plant and equipment at end of period	37,406		37,406
AT COST | Owned assets | Buildings and leasehold improvements
property, plant and equipment
Property, plant and equipment at beginning of period			3,982
Additions			33
Additions arising from business acquisitions			5
Assets under construction put into service			27
Dispositions, retirements and other			(25)
Net foreign exchange differences			(6)
Property, plant and equipment at end of period	4,016		4,016
AT COST | Owned assets | Computer hardware and other
property, plant and equipment
Property, plant and equipment at beginning of period			1,871
Additions			23
Additions arising from business acquisitions			4
Assets under construction put into service			42
Dispositions, retirements and other			(28)
Net foreign exchange differences			(10)
Property, plant and equipment at end of period	1,902		1,902
AT COST | Owned assets | Land
property, plant and equipment
Property, plant and equipment at beginning of period			88
Net foreign exchange differences			0
Property, plant and equipment at end of period	88		88
AT COST | Owned assets | Investment property
property, plant and equipment
Property, plant and equipment at beginning of period			46
Net foreign exchange differences			0
Property, plant and equipment at end of period	46		46
AT COST | Owned assets | Assets under construction
property, plant and equipment
Property, plant and equipment at beginning of period			505
Additions			409
Assets under construction put into service			(137)
Net foreign exchange differences			0
Property, plant and equipment at end of period	777		777
AT COST | Right-of-use lease assets
property, plant and equipment
Property, plant and equipment at beginning of period			4,404
Additions			564
Additions arising from business acquisitions			20
Dispositions, retirements and other			(58)
Net foreign exchange differences			(14)
Property, plant and equipment at end of period	4,916		4,916
AT COST | Right-of-use lease assets | Network assets
property, plant and equipment
Property, plant and equipment at beginning of period			1,733
Additions			384
Net foreign exchange differences			0
Property, plant and equipment at end of period	2,117		2,117
AT COST | Right-of-use lease assets | Real estate
property, plant and equipment
Property, plant and equipment at beginning of period			2,549
Additions			173
Additions arising from business acquisitions			20
Dispositions, retirements and other			(7)
Net foreign exchange differences			(14)
Property, plant and equipment at end of period	2,721		2,721
AT COST | Right-of-use lease assets | Other
property, plant and equipment
Property, plant and equipment at beginning of period			122
Additions			7
Dispositions, retirements and other			(51)
Net foreign exchange differences			0
Property, plant and equipment at end of period	78		78
ACCUMULATED DEPRECIATION
property, plant and equipment
Property, plant and equipment at beginning of period			30,943
Depreciation			1,193
Dispositions, retirements and other			(517)
Net foreign exchange differences			(23)
Property, plant and equipment at end of period	31,596		31,596
ACCUMULATED DEPRECIATION | Owned assets
property, plant and equipment
Property, plant and equipment at beginning of period			29,314
Depreciation			935
Dispositions, retirements and other			(449)
Net foreign exchange differences			(11)
Property, plant and equipment at end of period	29,789		29,789
ACCUMULATED DEPRECIATION | Owned assets | Network assets
property, plant and equipment
Property, plant and equipment at beginning of period			25,519
Depreciation			767
Dispositions, retirements and other			(403)
Net foreign exchange differences			(2)
Property, plant and equipment at end of period	25,881		25,881
ACCUMULATED DEPRECIATION | Owned assets | Buildings and leasehold improvements
property, plant and equipment
Property, plant and equipment at beginning of period			2,467
Depreciation			79
Dispositions, retirements and other			(13)
Net foreign exchange differences			(3)
Property, plant and equipment at end of period	2,530		2,530
ACCUMULATED DEPRECIATION | Owned assets | Computer hardware and other
property, plant and equipment
Property, plant and equipment at beginning of period			1,328
Depreciation			88
Dispositions, retirements and other			(33)
Net foreign exchange differences			(6)
Property, plant and equipment at end of period	1,377		1,377
ACCUMULATED DEPRECIATION | Owned assets | Land
property, plant and equipment
Net foreign exchange differences			0
Property, plant and equipment at end of period	0		0
ACCUMULATED DEPRECIATION | Owned assets | Investment property
property, plant and equipment
Depreciation			1
Net foreign exchange differences			0
Property, plant and equipment at end of period	1		1
ACCUMULATED DEPRECIATION | Owned assets | Assets under construction
property, plant and equipment
Net foreign exchange differences			0
Property, plant and equipment at end of period	0		0
ACCUMULATED DEPRECIATION | Right-of-use lease assets
property, plant and equipment
Property, plant and equipment at beginning of period			1,629
Depreciation			258
Dispositions, retirements and other			(68)
Net foreign exchange differences			(12)
Property, plant and equipment at end of period	1,807		1,807
ACCUMULATED DEPRECIATION | Right-of-use lease assets | Network assets
property, plant and equipment
Property, plant and equipment at beginning of period			247
Depreciation			118
Net foreign exchange differences			0
Property, plant and equipment at end of period	365		365
ACCUMULATED DEPRECIATION | Right-of-use lease assets | Real estate
property, plant and equipment
Property, plant and equipment at beginning of period			1,329
Depreciation			129
Dispositions, retirements and other			(13)
Net foreign exchange differences			(12)
Property, plant and equipment at end of period	1,433		1,433
ACCUMULATED DEPRECIATION | Right-of-use lease assets | Other
property, plant and equipment
Property, plant and equipment at beginning of period			53
Depreciation			11
Dispositions, retirements and other			(55)
Net foreign exchange differences			0
Property, plant and equipment at end of period	$ 9		$ 9